FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	R$ 44,689,969	R$ 29,914,865
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	27,474,786	17,544,839
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	1,134,030	8,103,713
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	22,099,766	4,388,007
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	4,151,752	4,732,926
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets	89,238	320,193
Amortized cost
Disclosure of financial assets [line items]
Financial assets	17,215,183	12,370,026
Amortized cost | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	12,167,686	8,070,417
Amortized cost | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	3,927,542	2,745,853
Amortized cost | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets	139,933	58,990
Amortized cost | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	476,542	416,491
Amortized cost | Sectorial financial assets [member]
Disclosure of financial assets [line items]
Financial assets	342,333	558,310
Amortized cost | Dividends and interest on equity receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 161,147	R$ 519,965